Note 4 - Vessels, Net (Details Textual) - USD ($)															1 Months Ended	12 Months Ended
	Nov. 21, 2019	Nov. 19, 2019	Nov. 18, 2019	Aug. 07, 2019	Aug. 02, 2019	Jun. 25, 2018	Dec. 21, 2017	Dec. 06, 2017	Oct. 29, 2017	Oct. 23, 2017	Sep. 30, 2017	Sep. 29, 2017	Jun. 20, 2017	Jan. 13, 2017	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost for Improvements of Vessels																$ 370,000
Proceeds from Sale of Property, Plant, and Equipment, Total																	$ 6,255,735	$ 9,552,260
Gain (Loss) on Disposition of Property Plant Equipment, Total																	1,340,952	803,811
Asset Impairment Charges, Total																		4,595,819
Payments to Acquire Property, Plant, and Equipment, Total																$ 55,720,226	$ 1,867	30,063,480
M/V Aggeliki P. and M/V Monika P. [Member]
Asset Impairment Charges, Total											$ 4,600,000
Impairment Effect on Earnings Per Share, Pretax (in dollars per share)											$ 3.36
M/V Aggeliki P. [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total																		$ 300,000
M/V Monika P. [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total						$ 1,340,000
M/V RT Dagr [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total														$ 2,300,000
Gain (Loss) on Disposition of Property Plant Equipment, Total															$ 500,000
M/V Aggeliki P. [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total								$ 4,400,000
Asset Impairment Charges, Total											$ (1,260,000)
M/V EM Astoria [Member]
Payments to Acquire Property, Plant, and Equipment, Total													$ 4,750,000
MV EM Athens [Member]
Payments to Acquire Property, Plant, and Equipment, Total												$ 4,240,000
M/V EM Oinousses [Member]
Payments to Acquire Property, Plant, and Equipment, Total										$ 4,250,000
M/V EM Corfu [Member]
Payments to Acquire Property, Plant, and Equipment, Total									$ 5,660,000
M/V Akinada Bridge [Member]
Payments to Acquire Property, Plant, and Equipment, Total							$ 11,120,000
M/V EM Hydra [Member]
Payments to Acquire Property, Plant, and Equipment, Total					$ 6,730,000
M/V Diamantis [Member]
Payments to Acquire Property, Plant, and Equipment, Total					$ 5,220,000
EM Kea [Member]
Payments to Acquire Property, Plant, and Equipment, Total				$ 9,480,000
EM Spetses [Member]
Payments to Acquire Property, Plant, and Equipment, Total				$ 7,570,000
M/V Synergy Antwerp [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 10,110,000
M/V Synergy Keelung [Member]
Payments to Acquire Property, Plant, and Equipment, Total			$ 11,440,000
M/V Synergy Oakland [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 10,500,000
M/V Synergy Busan [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 10,170,000